STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Aggregate intrinsic value		$ 0
Weighted average grant date fair value		$ 0.05
Share based compensation		$ 0
Number of shares vested		7,280,000
Number of shares granted		9,100,000	[1]	12,652,761
Share based compensation		$ 900,000		$ 900,000
Class of warrant or right reissuance					13,750,000
Warrants Exercisable, exercisable number of warrants		81,072,855
November and December 2020 Notes [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants issued				10,576,924
Warrant rights outstanding				$ 1,172,753
JH Darbie & Co Inc [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants issued				2,035,000
Warrant rights outstanding				$ 467,637
Warrants Exercisable, exercisable number of warrants				22,000,000
JH Darbie & Co Inc [Member] | Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrant rights outstanding				$ 2,190,127
Board of Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of shares granted				2,825,000
Accredited Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants issued					3,465,000
Share-based Payment Arrangement, Tranche Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of shares vested				0
Performance Shares [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common shares issued issued for cash, shares	4,325,000
Share-based Payment Arrangement, Option [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of shares granted		9,100,000
Vested percentage		20.00%
Sharebased compensation arrangement, fair value		$ 500,000
Employment Agreements and Incentive Compensation Arrangements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Vested restricted stock units, shares	1,257,952
Stock issued during period shares employee benefit plan	4,244,809
2017 Equity Incentive Plan [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based payment award, shares issued in period		2,000,000
2015 and 2005 Equity Incentive Plan [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based payment award, shares issued in period		7,250,000
2015 Equity Incentive Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based payment award, shares issued in period		20,000,000
Common stock, capital shares reserved for future issuance		27,250,000

[1]	Includes 7,280,000 options that have been considered as vested, pending approval by the Board of Directors of the Company.